Income taxes -Deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 4,919	$ 5,643	$ 6,234
Assets	6,638	7,343
Liabilities	(1,719)	(1,700)	$ (1,670)
Tax losses carryforward
Deferred income tax assets and liabilities
Deferred tax asset (liability)	4,471	6,194
Employee post retirement obligations
Deferred income tax assets and liabilities
Deferred tax asset (liability)	684	620
Provision for litigation
Deferred income tax assets and liabilities
Deferred tax asset (liability)	457	215
Timing differences arising on assets
Deferred income tax assets and liabilities
Deferred tax asset (liability)	1,268	1,264
Fair value of financial instruments
Deferred income tax assets and liabilities
Deferred tax asset (liability)	549	167
Allocated goodwill
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(2,433)	(2,247)
Others
Deferred income tax assets and liabilities
Deferred tax asset (liability)	(77)	(570)
Temporary differences
Deferred income tax assets and liabilities
Deferred tax asset (liability)	$ 448	$ (551)